Note 17 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
17	Trade and other receivables

	2017	2016

Bullion revenue receivable	1,386	1,059
VAT receivables	2,947	1,901
Deposits for stores and equipment and other receivables	629	465
Total	4,962	3,425

The Group's exposure to credit and currency risks, and impairment losses related to trade and other receivables is disclosed in notes
6
and
27.

During
2016
Blanket mine obtained a reduced royalty award of
$181
for all incremental gold production in
2016.
A receivable was recognised for the royalty amount overpaid to the revenue authorities in
2016
based on the pre-award rate. Due to the reduced royalty amount being outstanding as at
December 31, 2017
and at the approval date of these financial statements an impairment provision of
$181
(
2016:
Nil
) was raised against the receivable.